UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2015

Date of reporting period:	July 31, 2014

Item 1. Report to Shareholders

Table of Contents

2–3	Letter from Chairman of the Board & President
4–5	Fund Insights
6–7	Performance & Statistics
8–27	Schedules of Investments
28	Statements of Assets and Liabilities
29	Statements of Operations
30	Statements of Changes in Net Assets
31–41	Notes to Financial Statements
42–43	Financial Highlights
44	Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures/Changes in Investment Policy
45–49	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

Letter from Chairman of the Board & President

Dear Shareholder:

After three years of generally moderate growth, the US economy contracted during the first quarter of 2014. However, this proved to be a temporary setback as the economy again expanded during the second quarter of the year. Longer-term bond yields declined and stocks produced very strong returns during the six months ended July 31, 2014.

Six Months in Review through July 31, 2014

For the six-month reporting period ended July 31, 2014:

¡     AllianzGI NFJ Dividend, Interest & Premium Strategy Fund rose 6.98% on net asset value (“NAV”) and 8.19% on market price.

¡     AllianzGI Equity & Convertible Income Fund increased 7.50% on NAV and returned 9.09% on market price.

During the reporting period, the Russell 3000 Index, a broad measure of US stock market performance, increased 8.25%; the Russell 1000 Value Index, a measure of large-cap value-style stocks, rose 10.35%; and the Russell 1000 Growth Index, a measure of large-cap growth style stocks, advanced 7.75%. Convertible securities, as reflected by the BofA Merrill Lynch All Convertibles Index, returned 5.48%.

Hans W. Kertess Chairman

Julian Sluyters President & CEO

After several years of positive growth, severe winter weather in parts of the United States constrained the US economy in early 2014. Looking back, gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a revised 3.5% annual pace during the fourth quarter of 2013. GDP contracted at an annual pace of 2.1% during the first quarter of 2014 and then expanded at an estimated 4.2% annual pace during the second quarter of 2014.

The Federal Reserve (the “Fed”) maintained an accommodative monetary stance during the reporting period. Announcements and actions related to the reduction of the Fed’s monthly asset purchase program contributed to bond-yield volatility during the December to May period. The markets have also been scrutinizing Fed statements related to when interest rates would begin to rise. In July, the Fed repeated that it would not raise rates in the near future, saying that it “likely will be appropriate to maintain the current target range for the federal funds rate for a

2  Semi-Annual Report | July 31, 2014

considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2 percent longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

Outlook

We remain optimistic on the US economic recovery, as confirmed by the meaningful bounce in GDP during the second quarter. Fed officials have tied the outlook for monetary policy to incoming economic data. Based on our forecasts for growth, we believe that Fed asset purchases will end in the fourth quarter of 2014, with lift-off in the fed funds rate possible in mid-2015.

Receive this report electronically and eliminate paper mailings. ____________________________________ To enroll, visit: us.allianzgi.com/edelivery.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group LLC and Allianz Global Investors U.S. LLC, the Funds’ sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Julian Sluyters
Chairman of the Board of Trustees	President & Chief Executive Officer

July 31, 2014 | Semi-Annual Report  3

Fund Insights

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity & Convertible Income Fund Market Environment

July 31, 2014 (unaudited)

In the reporting period, investors gravitated towards equities, which fueled stock market gains. The S&P 500 index reached new all-time highs throughout the period. Convertible bonds benefited from higher equity prices and credit spread tightening.

With credit risk continuing to be minimal, the external factors that had the greatest identifiable influence on the market’s psychology and direction included economic data points and corporate profits, Treasury rates, geopolitical uncertainty from Russia, and the Fed outlook.

The first two external factors that influenced the markets were economic statistics and corporate profits. Most investors looked past the final GDP number for the first quarter and viewed the data as an anomaly, due to an upward trajectory for the majority of second quarter statistics. Additionally, the majority of corporate earnings continued to meet or exceed expectations.

The convertible market was influenced by a decline in Treasury yields. Convertible bonds have a low or even negative correlation with Treasury bonds on a historical basis. However, some parts of the convertible market (such as bond-like or busted convertibles) are correlated with Treasuries. This combination of higher correlation and the unexpected nature of the interest-rate move had a meaningfully positive influence on this part of the convertible market.

In terms of geopolitical uncertainty, the focus shifted from Russia and Ukraine to Iraq. The added day-to-day volatility did not help the equity market, but the concerns added to a flight-to-quality bid for the Treasury market.

Finally, global central banks remained generally accommodative and Fed Chair Janet Yellen maintained a dovish stance. This position has aided not only the renewed interest in buying Treasury bonds, but also reduced market volatility. Credit markets responded positively to these observations.

Against this backdrop, share buyback and dividend announcements were prevalent, M&A activity was elevated and the IPO market was robust. These trends confirmed a healthy corporate earnings environment.

Levels of implied volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), generally trended lower throughout the period. The index reached multi-year lows in early July but rose sharply into the end of the period. The most elevated readings occurred in early February and late July, coinciding with equity market weakness. After beginning the period at 18.4, the VIX closed at 17.0.

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Fund Insights

For the period of February 1, 2014 through July 31, 2014 as provided by Ben Fischer, CFA, Portfolio Manager.

For the six month period ended July 31, 2014, AllianzGI NFJ Dividend, Interest & Premium

4  Semi-Annual Report | July 31, 2014

Strategy Fund (the “Fund”) returned 6.98% on net asset value (“NAV”) and 8.19% on market price.

The equity portion of the Fund delivered positive returns and outpaced the Russell 1000 Value benchmark index. Positive sector allocation drove relative outperformance, with stock selection a net contributor as well, but to a lesser extent. In terms of stock selection, the Fund’s holdings in the Energy, Consumer Staples and Industrials sectors were the most beneficial. Conversely, stock selection was net negative in the Materials, Consumer Discretionary and Information Technology sectors.

From a sector allocation perspective, an overweight in the Information Technology sector, as well as underweight positions in Industrials and Utilities, boosted the Fund’s performance. The Fund’s overweight in Health Care marginally detracted from results.

The convertible bonds portion of the Fund provided upside participation during the equity market advance and helped to cushion the Fund from downside volatility when stocks declined.

Sector allocations that helped relative performance in the period included Energy, Financials and Industrials. Security selection in the Energy and Financials sectors was beneficial. An overweight and relative outperformance in Industrials had a positive impact. In contrast, Technology, Health Care and Transportation exposure weighed on relative performance. In particular, negative security selection within the Technology and Health Care sectors detracted. An overweight in Transportation was additive, but only partially offset weaker issuer-specific performance.

As the markets advanced during the majority of the six-month period, market index and sector index volatility drifted lower. As a result of the rising markets and lower levels of implied volatility, very little premium was retained during the period. However, the volatility spike at the very end of the period allowed newer positions to be taken at more attractive strike distances.

AllianzGI Equity & Convertible Income Fund Fund Insights

For the period of February 1, 2014 through July 31, 2014 as provided by Doug Forsyth, CFA, Portfolio Manager.

For the six month period ended July 31, 2014, AllianzGI Equity & Convertible Income Fund (the “Fund”) returned 7.50% on NAV and 9.09% on market price.

Exposure to convertible bonds provided upside participation during the equity advance and helped to cushion the fund from downside volatility when stocks declined.

In the equity sleeve, stock picking within the Information Technology, Utilities and Health Care sectors benefited the Fund. Additionally, an overweight in Energy and an underweight in Consumer Discretionary led to better relative returns. Conversely, security selection within Energy, Financials and Industrials hampered performance, followed by Telecommunication Services.

In the convertibles sleeve, stronger issue-specific performance helped in the Health Care, Industrials and Consumer Staples sectors. Furthermore, an underweight in Health Care aided returns. In contrast, weaker relative performance and an underweight in the Technology sector detracted from relative returns. Additionally, Utilities issues underperformed their respective counterparts.

Individual stock implied volatilities trended lower in-line with the overall VIX trend line. Healthy option premia was retained during the period, only to be offset by positions that were actively purchased-to-close as the equity positions moved beyond the initial strike price. These near term losses were more than offset by the capital growth from the underlying equity moving higher.

July 31, 2014 | Semi-Annual Report  5

Performance & Statistics

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited)

Total Return(1)	Market Price	NAV
Six Months	8.19%	6.98%
1 Year	16.46%	11.78%
5 Year	17.62%	12.33%
Commencement of Operations (2/28/05) to 7/31/14	5.58%	5.71%

Market Price/NAV Performance	Market Price/NAV
Commencement of Operations (2/28/05) to 7/31/14	Market Price	$18.42
	NAV	$18.54
NAV	Discount to NAV	(0.65)%
Market Price	Market Price Yield(2)	2.57%

6  Semi-Annual Report | July 31, 2014

Performance & Statistics

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

Total Return(1)	Market Price	NAV
Six Months	9.09%	7.50%
1 Year	13.13%	14.19%
5 Year	13.17%	13.64%
Commencement of Operations (2/27/07) to 7/31/14	4.81%	6.76%

Market Price/NAV Performance	Market Price/NAV
Commencement of Operations (2/27/07) to 7/31/14	Market Price	$19.87
	NAV	$22.85
NAV	Discount to NAV	(13.04)%
Market Price	Market Price Yield(2)	5.64%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares and includes the effect of any expense reductions, if any. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about each Fund, market conditions, supply and demand for each Fund’s shares, or changes in each Fund’s dividends.

An investment in each Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized June quarterly per share dividend (comprised of net investment income and net short-term capital gains, if any) payable to shareholders by the market price per share at July 31, 2014.

July 31, 2014 | Semi-Annual Report  7

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited)

Shares		Value
Common Stock – 71.5%
	Aerospace & Defense – 1.9%
85,000	Lockheed Martin Corp.	$14,192,450
150,000	Northrop Grumman Corp. (a)	18,490,500
		32,682,950
	Automobiles – 2.7%
2,497,200	Ford Motor Co. (a)	42,502,344
144,179	General Motors Co.	4,876,134
		47,378,478
	Beverages – 1.0%
253,800	Molson Coors Brewing Co., Class B	17,139,114
	Capital Markets – 1.4%
200,000	Ameriprise Financial, Inc. (a)	23,920,000
	Chemicals – 0.7%
200,000	EI du Pont de Nemours & Co. (a)	12,862,000
	Commercial Banks – 5.1%
1,300,000	Fifth Third Bancorp (a)	26,624,000
300,000	PNC Financial Services Group, Inc. (a)	24,768,000
767,000	Wells Fargo & Co. (a)	39,040,300
		90,432,300
	Communications Equipment – 1.3%
830,900	Cisco Systems, Inc. (a)	20,963,607
24,500	Harris Corp.	1,672,615
		22,636,222
	Consumer Finance – 1.5%
1,513,000	Navient Corp. (a)	26,023,600
	Diversified Financial Services – 3.7%
630,200	Citigroup, Inc. (a)	30,823,082
590,000	JP Morgan Chase & Co. (a)	34,025,300
		64,848,382
	Diversified Telecommunication Services – 4.5%
1,482,300	AT&T, Inc.	52,755,057
522,500	Verizon Communications, Inc.	26,344,450
		79,099,507
	Electric Utilities – 0.0%
500	American Electric Power Co., Inc.	25,995
	Food & Staples Retailing – 0.3%
75,000	Wal-Mart Stores, Inc.	5,518,500
	Food Products – 0.2%
39,038	Bunge Ltd.	3,077,756
	Health Care Equipment & Supplies – 1.5%
364,100	Baxter International, Inc. (a)	27,194,629

8  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
	Health Care Providers & Services – 1.6%
254,300	WellPoint, Inc. (a)	$27,924,683
	Industrial Conglomerates – 1.9%
1,353,217	General Electric Co. (a)	34,033,408
	Insurance – 4.6%
57,396	American International Group, Inc.	2,983,444
800,000	MetLife, Inc. (a)	42,080,000
300,000	The Allstate Corp. (a)	17,535,000
200,000	The Travelers Cos, Inc. (a)	17,912,000
		80,510,444
	IT Services – 1.6%
83,784	Unisys Corp. (b)	1,783,761
2,000,000	Xerox Corp. (a)	26,520,000
		28,303,761
	Metals & Mining – 5.1%
19,197	Alcoa, Inc.	314,639
2,029,900	Barrick Gold Corp. (a)	36,700,592
1,130,700	Freeport-McMoRan Copper & Gold, Inc. (a)	42,084,654
280,963	Steel Dynamics, Inc.	5,959,225
1,753,740	Thompson Creek Metals Co., Inc. (b)	4,875,397
		89,934,507
	Multi-Utilities – 1.5%
682,600	Ameren Corp. (a)	26,245,970
	Oil, Gas & Consumable Fuels – 12.3%
79,781	Apache Corp.	8,190,317
200,000	Chevron Corp. (a)	25,848,000
650,000	ConocoPhillips (a)	53,625,000
700,000	Marathon Oil Corp. (a)	27,125,000
254,600	Occidental Petroleum Corp. (a)	24,876,966
450,500	Royal Dutch Shell PLC, Class A, ADR (a)	36,864,415
600,000	Total SA, ADR (a)	38,700,000
		215,229,698
	Paper & Forest Products – 1.3%
500,000	International Paper Co. (a)	23,750,000
	Pharmaceuticals – 7.7%
599,000	GlaxoSmithKline PLC, ADR (a)	28,973,630
250,000	Johnson & Johnson (a)	25,022,500
400,000	Merck & Co., Inc. (a)	22,696,000
800,000	Pfizer, Inc. (a)	22,960,000
658,442	Teva Pharmaceutical Industries Ltd., ADR (a)	35,226,647
		134,878,777
	Real Estate Investment Trust – 1.2%
1,885,000	Annaly Capital Management, Inc. (a)	20,923,500

July 31, 2014 | Semi-Annual Report  9

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
	Road & Rail – 1.1%
184,100	Norfolk Southern Corp. (a)	$18,715,606
	Semiconductors & Semiconductor Equipment – 3.1%
1,597,800	Intel Corp. (a)	54,149,442
	Software – 2.7%
870,000	CA, Inc. (a)	25,125,600
500,000	Microsoft Corp.	21,580,000
		46,705,600
Total Common Stock (cost-$1,128,638,561)		1,254,144,829

Principal Amount (000s)
Convertible Bonds & Notes – 18.0%
	Automobiles – 0.9%
$2,800	Ford Motor Co., 4.25%, 11/15/16	5,530,000
10,000	Tesla Motors, Inc., 0.25%, 3/1/19	9,456,250
		14,986,250
	Biotechnology – 1.3%
3,000	ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (c)(d)	2,775,000
2,265	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	2,330,119
3,500	Cepheid, 1.25%, 2/1/21 (c)(d)	3,307,500
500	Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (c)(d)	539,062
4,000	Emergent Biosolutions, Inc., 2.875%, 1/15/21 (c)(d)	4,135,000
	Incyte Corp. (c)(d),
6,000	0.375%, 11/15/18	7,248,750
1,500	1.25%, 11/15/20	1,814,063
		22,149,494
	Capital Markets – 1.2%
7,580	Ares Capital Corp., 5.75%, 2/1/16	8,105,862
6,795	BGC Partners, Inc., 4.50%, 7/15/16	7,300,378
6,615	Walter Investment Management Corp., 4.50%, 11/1/19	6,135,413
		21,541,653
	Commercial Services – 0.2%
3,640	Cenveo Corp., 7.00%, 5/15/17	4,247,425
	Communications Equipment – 1.0%
	Ciena Corp.,
1,000	0.875%, 6/15/17	995,625
3,000	3.75%, 10/15/18 (c)(d)	3,888,750
3,000	Finisar Corp., 0.50%, 12/15/33 (c)(d)	2,938,125
10,250	Ixia, 3.00%, 12/15/15	10,262,812
		18,085,312

10  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
	Computers & Peripherals – 0.9%
$7,945	SanDisk Corp., 0.50%, 10/15/20 (c)(d)	$9,280,753
4,000	Spansion LLC, 2.00%, 9/1/20 (c)(d)	6,102,500
		15,383,253
	Construction Materials – 0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,204,116
	Consumer Finance – 0.3%
4,000	Ezcorp, Inc., 2.125%, 6/15/19 (c)(d)	3,617,500
1,000	Portfolio Recovery Associates, Inc., 3.00%, 8/1/20 (c)(d)	1,180,000
		4,797,500
	Diversified Telecommunications Services – 0.2%
2,610	Level 3 Communications, Inc., 7.00%, 3/15/15	4,339,125
	Electric Utilities – 0.2%
2,500	NRG Yield, Inc., 3.50%, 2/1/19 (c)(d)	3,031,250
	Electronic Equipment, Instruments & Components – 0.3%
4,600	InvenSense, Inc., 1.75%, 11/1/18 (c)(d)	5,525,750
	Energy Equipment & Services – 0.5%
1,845	Bristow Group, Inc., 3.00%, 6/15/38	2,100,994
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	2,328,750
4,400	SEACOR Holdings, Inc., 3.00%, 11/15/28 (c)(d)	4,246,000
		8,675,744
	Health Care Equipment & Supplies – 0.1%
1,000	NuVasive, Inc., 2.75%, 7/1/17	1,166,250
	Health Care Providers & Services – 0.4%
2,200	Molina Healthcare, Inc., 1.125%, 1/15/20	2,589,125
610	Omnicare, Inc., 3.50%, 2/15/44	673,669
2,500	WellPoint, Inc., 2.75%, 10/15/42	3,926,562
		7,189,356
	Health Care Technology – 0.1%
2,000	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20 (c)(d)	2,282,500
	Household Durables – 1.0%
2,510	Jarden Corp., 1.125%, 3/15/34 (c)(d)	2,491,175
2,000	KB Home, 1.375%, 2/1/19	1,943,750
4,500	Lennar Corp., 3.25%, 11/15/21 (c)(d)	7,318,125
6,500	The Ryland Group, Inc., 0.25%, 6/1/19	6,020,625
		17,773,675
	Insurance – 0.2%
4,000	HCI Group, Inc., 3.875%, 3/15/19 (c)(d)	3,722,500
	Internet & Catalog Retail – 0.2%
3,000	Ctrip.com International Ltd., 1.25%, 10/15/18 (c)(d)	3,294,375
	Internet Software & Services – 1.5%
6,000	Akamai Technologies, Inc., %, 2/15/19 (c)(d)	6,090,030
6,000	Dealertrack Technologies, Inc., 1.50%, 3/15/17	7,215,000
2,335	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (c)(d)	2,623,956

July 31, 2014 | Semi-Annual Report  11

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
	Internet Software & Services (continued)
$1,000	SINA Corp., 1.00%, 12/1/18 (c)(d)	$924,375
4,000	Web.com Group, Inc., 1.00%, 8/15/18	4,137,500
5,000	YY, Inc., 2.25%, 4/1/19 (c)(d)	4,990,625
		25,981,486
	IT Services – 0.0%
500	Cardtronics, Inc., 1.00%, 12/1/20 (c)(d)	496,565
	Leisure Products – 0.1%
2,650	JAKKS Pacific, Inc., 4.875%, 6/1/20 (c)(d)	2,227,656
	Life Science Tools & Services – 0.5%
5,500	Fluidigm Corp., 2.75%, 2/1/34	5,125,313
3,000	Illumina, Inc., %, 6/15/19 (c)(d)	2,996,250
		8,121,563
	Machinery – 1.5%
	Meritor, Inc.,
7,000	4.625%, 3/1/26 (e)	7,590,625
5,020	7.875%, 3/1/26	7,975,525
7,000	Navistar International Corp., 3.00%, 10/15/14	7,096,250
2,810	Wabash National Corp., 3.375%, 5/1/18	3,877,800
		26,540,200
	Marine – 0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	3,086,138
	Media – 0.2%
4,000	Liberty Interactive LLC, 3.50%, 1/15/31	2,272,500
1,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (c)(d)	1,028,750
		3,301,250
	Metal & Mining – 0.1%
1,500	United States Steel Corp., 2.75%, 4/1/19	2,183,438
	Oil, Gas & Consumable Fuels – 1.0%
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	2,117,500
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	4,895,000
2,500	Goodrich Petroleum Corp., 5.00%, 10/1/32	2,825,000
9,975	Peabody Energy Corp., 4.75%, 12/15/41	7,182,000
		17,019,500
	Personal Products – 0.2%
3,950	Herbalife Ltd., 2.00%, 8/15/19 (c)(d)	3,239,020
	Pharmaceuticals – 0.1%
340	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	362,950
1,000	Endo Health Solutions, Inc., 1.75%, 4/15/15	2,297,500
		2,660,450
	Real Estate Investment Trust – 0.4%
6,000	Redwood Trust, Inc., 4.625%, 4/15/18	6,213,750

12  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
	Semiconductors & Semiconductor Equipment – 1.6%
$3,840	Intel Corp., 3.25%, 8/1/39	$6,369,619
5,000	JinkoSolar Holding Co. Ltd., 4.00%, 2/1/19 (c)(d)	4,718,750
3,345	Micron Technology, Inc., 3.00%, 11/15/43	4,124,803
4,500	NVIDIA Corp., 1.00%, 12/1/18 (c)(d)	4,893,750
2,000	ON Semiconductor Corp., 2.625%, 12/15/26	2,280,000
4,000	SunEdison, Inc., 0.25%, 1/15/20 (c)(d)	4,037,500
2,000	SunPower Corp., 0.875%, 6/1/21 (c)(d)	2,261,250
		28,685,672
	Software – 1.3%
3,015	Bottomline Technologies (DE), Inc., 1.50%, 12/1/17	3,455,944
1,000	NetSuite, Inc., 0.25%, 6/1/18	1,019,375
2,900	Nuance Communications, Inc., 2.75%, 8/15/27	2,974,312
5,000	Salesforce.com, Inc., 0.75%, 1/15/15	12,678,125
3,230	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,181,550
		23,309,306
	Thrifts & Mortgage Finance – 0.2%
3,000	Radian Group, Inc., 2.25%, 3/1/19	4,005,000
Total Convertible Bonds & Notes (cost-$328,512,955)		316,466,522

Shares
Convertible Preferred Stock – 8.3%
	Airlines – 0.7%
228,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	11,298,457
	Commercial Banks – 0.5%
3,525	Huntington Bancshares, Inc., 8.50%, (f)	4,688,250
2,790	Wells Fargo & Co., 7.50%, Ser. L (f)	3,375,900
		8,064,150
	Diversified Financial Services – 0.5%
7,665	Bank of America Corp., 7.25%, Ser. L (f)	8,853,075
	Diversified Telecommunication Services – 0.1%
50,000	Intelsat SA, 5.75%, 5/1/16	2,462,500
	Energy Equipment & Services – 0.1%
18,650	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes)(g)	1,194,719
	Food Products – 1.2%
78,830	Bunge Ltd., 4.875%, (f)	8,411,161
25,500	Post Holdings, Inc., 2.50%, (c)(d)(f)	2,344,406
200	Tyson Foods, Inc., 4.75%, 7/15/17	9,720,000
		20,475,567
	Health Care Equipment & Services – 0.1%
7,000	Alere, Inc., 3.00%, (f)	2,334,045
	Health Care Providers & Services – 0.2%
40,000	Amsurg Corp., 5.25%, 7/1/17	4,175,000

July 31, 2014 | Semi-Annual Report  13

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
	Insurance – 0.3%
25,000	Maiden Holdings Ltd., 7.25%, 9/15/16	$1,175,000
155,875	MetLife, Inc., 5.00%, 10/8/14	4,716,778
		5,891,778
	Machinery – 0.7%
90,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	11,803,500
	Metals & Mining – 0.8%
470,810	ArcelorMittal, 6.00%, 1/15/16	10,938,988
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	3,546,400
		14,485,388
	Multi-Utilities – 1.0%
204,100	AES Trust III, 6.75%, 10/15/29	10,421,346
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,160,050
		16,581,396
	Oil, Gas & Consumable Fuels – 1.0%
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (b)(c)(d)(f)(h)	4,510
99,950	Chesapeake Energy Corp., 5.00%, (f)	10,163,665
36,330	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.)(g)	3,401,941
16,265	Energy XXI Bermuda Ltd., 5.625%, (f)	4,157,741
		17,727,857
	Real Estate Investment Trust – 0.7%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, (f)	4,854,928
50,000	American Tower Corp., 5.25%, 5/15/17	5,531,250
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	2,051,976
		12,438,154
	Specialty Retail – 0.4%
5,500	Barnes & Noble, Inc., 7.75%, 8/18/21 (c)(d)	7,481,719
Total Convertible Preferred Stock (cost-$151,760,756)		145,267,305

Principal Amount (000s)
Short-Term Investments – 3.2%
	Time Deposits – 3.2%
$44,165	Citibank-London, 0.03%, 8/1/14	44,165,291
11,948	Wells Fargo-Grand Cayman, 0.03%, 8/1/14	11,947,816
Total Short-Term Investments (cost-$56,113,107)		56,113,107
Total Investments, before call options written (cost-$1,665,025,379) – 101.0%		1,771,991,763

14  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Contracts		Value
Call Options Written (b) – (0.5)%
	KBW Bank Index, (PHL),
6,000	strike price $72, expires 8/16/14	$(1,560,000)
6,000	strike price $72, expires 9/20/14	(1,560,000)
	NASDAQ 100 Index, (CBOE),
100	strike price $3825, expires 8/1/14	(790,500)
70	strike price $3860, expires 8/8/14	(429,450)
65	strike price $3875, expires 8/16/14	(402,675)
55	strike price $3925, expires 8/22/14	(223,575)
55	strike price $3950, expires 8/22/14	(160,600)
	Philadelphia Oil Service Sector Flex Index, (CBOE),
1,600	strike price $310, expires 8/22/14	(34,739)
	Philadelphia Oil Service Sector Index, (PHL),
3,000	strike price $305, expires 8/16/14	(622,500)
1,500	strike price $310, expires 9/20/14	(345,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
6,000	strike price $72, expires 8/8/14	(35,791)
6,000	strike price $72, expires 9/12/14	(387,062)
5,000	strike price $72.50, expires 8/22/14	(102,532)
6,000	strike price $73, expires 9/5/14	(172,299)
	Standard & Poor’s 500 Index, (CBOE),
200	strike price $1950, expires 8/1/14	(33,500)
225	strike price $1955, expires 8/1/14	(21,937)
425	strike price $1965, expires 8/8/14	(167,875)
225	strike price $1965, expires 8/16/14	(145,125)
225	strike price $1970, expires 8/1/14	(3,937)
200	strike price $1980, expires 8/16/14	(59,000)
225	strike price $1980, expires 8/22/14	(115,875)
225	strike price $1990, expires 8/22/14	(73,125)
200	strike price $1990, expires 9/5/14	(133,000)
225	strike price $1995, expires 8/22/14	(56,813)
Total Call Options Written (premiums received-$11,656,755)		(7,636,910)
Total Investments, net of call options written (cost-$1,653,368,624) – 100.5%		1,764,354,853
Other liabilities in excess of other assets – (0.5)%		(9,552,497)
Net Assets – 100.0%		$1,754,802,356

July 31, 2014 | Semi-Annual Report  15

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $129,097,790, representing 7.4% of net assets.

(d)         144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           Perpetual maturity. The date shown, if any, is the next call date.

(g)          Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(h)         In default.

(i)             Transactions in call options written for the six months ended July 31, 2014:

	Contract	s	Premiums
Options outstanding, January 31, 2014	42,500		$11,202,100
Options written	155,225		43,888,863
Options terminated in closing transactions	(70,415)		(24,024,848)
Options expired	(82,490)		(19,012,360)
Options exercised	(1,000)		(397,000)
Options outstanding, July 31, 2014	43,820		$11,656,755

(j)            Fair Value Measurements–See Note 1(b) in Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities – Assets
Common Stock	$1,254,144,829	$–	$–	$1,254,144,829
Convertible Bonds & Notes	–	316,466,522	–	316,466,522
Convertible Preferred Stock:
Airlines	–	11,298,457	–	11,298,457
Diversified Telecommunication Services	–	2,462,500	–	2,462,500
Energy Equipment & Services	–	–	1,194,719	1,194,719
Food Products	18,131,161	2,344,406	–	20,475,567
Metals & Mining	3,546,400	10,938,988	–	14,485,388
Oil, Gas & Consumable Fuels	–	14,325,916	3,401,941	17,727,857
All Other	77,622,817	–	–	77,622,817
Short-Term Investments	–	56,113,107	–	56,113,107
	1,353,445,207	413,949,896	4,596,660	1,771,991,763
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(6,904,487)	$(732,423)	$–	$(7,636,910)
Totals	$1,346,540,720	$413,217,473	$4,596,660	$1,764,354,853

At July 31, 2014, the Fund had no transfers between Levels 1 and 2.

16  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2014, was as follows:

	Beginning Balance 1/31/14	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance 7/31/14
Investments in Securities – Assets
Convertible Preferred Stock:
Biotechnology	$10,731,463	$–	$(10,382,652)	$–	$1,440,130	$(1,788,941)	$–	$–	$–
Energy Equipment & Services	–	1,159,843	–	–	–	34,876	–	–	1,194,719
Insurance	5,575,655	–	(5,793,384)	–	81,382	136,347	–	–	–
Oil, Gas & Consumable Fuels	–	3,456,799	–	–	–	(54,858)	–	–	3,401,941
Totals	$16,307,118	$4,616,642	$(16,176,036)	$–	$1,521,512	$(1,672,576)	$–	$–	$4,596,660

The net change in unrealized appreciation/depreciation of Level 3 investments held at July 31, 2014 was $(19,982). Net realized gain (loss) and change in unrealized appreciation/depreciation is reflected on the Statements of Operations.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2014:

	Ending Balance at 7/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Convertible Preferred Stock	$4,596,660	Third-Party Pricing Vendor	Single Broker Quote	$64.06 – $93.64

(k)         The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at July 31, 2014:

Location	Market Price
Liability derivatives:
Call options written, at value	$(7,636,910)

The effect of derivatives on the Fund’s Statement of Operations for the six months ended July 31, 2014:

Location	Market Price
Net realized loss on:
Call options written	$(19,065,992)
Net change in unrealized appreciation/depreciation of:
Call options written	$(2,521,085)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended July 31, 2014 was 43,850 call options written contracts.

Glossary:

ADR	- American Depositary Receipt
CBOE	- Chicago Board Options Exchange
PHL	- Philadelphia Stock Exchange
REIT	- Real Estate Investment Trust

See accompanying Notes to Financial Statements | July 31, 2014 | Semi-Annual Report  17

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

Shares		Value
Common Stock – 66.2%
	Aerospace & Defense – 2.8%
39,800	Boeing Co.	$4,795,104
72,400	L-3 Communications Holdings, Inc.	7,599,104
142,400	Textron, Inc. (a)	5,179,088
		17,573,296
	Auto Components – 1.5%
197,600	Johnson Controls, Inc.	9,334,624
	Automobiles – 1.9%
547,300	Ford Motor Co.	9,315,046
81,109	General Motors Co.	2,743,106
		12,058,152
	Beverages – 2.7%
205,700	Coca-Cola Co.	8,081,953
101,300	PepsiCo, Inc.	8,924,530
		17,006,483
	Biotechnology – 2.6%
38,600	Amgen, Inc. (a)	4,917,254
128,700	Gilead Sciences, Inc. (a)(b)	11,782,485
		16,699,739
	Chemicals – 0.8%
47,600	Monsanto Co.	5,383,084
	Commercial Banks – 0.5%
61,600	Wells Fargo & Co.	3,135,440
	Communications Equipment – 4.0%
329,000	Cisco Systems, Inc.	8,300,670
108,600	Harris Corp.	7,414,122
128,100	Qualcomm, Inc. (a)	9,440,970
		25,155,762
	Computers & Peripherals – 3.2%
110,600	Apple, Inc. (a)	10,570,042
341,500	EMC Corp.	10,005,950
		20,575,992
	Construction & Engineering – 0.2%
15,200	Fluor Corp.	1,107,624
	Diversified Telecommunication Services – 1.3%
170,800	Verizon Communications, Inc.	8,611,736
	Electric Utilities – 1.2%
68,057	Entergy Corp.	4,956,591
97,185	Exelon Corp.	3,020,510
		7,977,101

18  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
	Electronic Equipment, Instruments & Components – 1.6%
106,200	Amphenol Corp., Class A	$10,213,254
	Energy Equipment & Services – 3.6%
78,600	Diamond Offshore Drilling, Inc.	3,677,694
105,200	National Oilwell Varco, Inc.	8,525,408
72,000	Schlumberger Ltd.	7,804,080
119,760	Weatherford International PLC (b)	2,679,031
		22,686,213
	Food & Staples Retailing – 2.3%
38,400	Costco Wholesale Corp.	4,513,536
96,300	Kroger Co.	4,716,774
74,100	Walgreen Co. (a)	5,095,857
		14,326,167
	Health Care Equipment & Supplies – 2.3%
126,700	Baxter International, Inc.	9,463,223
10,600	Intuitive Surgical, Inc. (b)	4,850,030
		14,313,253
	Health Care Providers & Services – 1.7%
55,300	McKesson Corp.	10,609,858
	Hotels, Restaurants & Leisure – 2.2%
88,100	McDonald’s Corp.	8,330,736
70,400	Starbucks Corp.	5,468,672
		13,799,408
	Household Products – 1.4%
115,100	Procter & Gamble Co.	8,899,532
	Industrial Conglomerates – 1.5%
388,085	General Electric Co.	9,760,338
	Insurance – 2.1%
21,129	American International Group, Inc.	1,098,286
46,000	Genworth Financial, Inc., Class A (b)	602,600
11,760	MetLife, Inc.	618,576
116,700	Prudential Financial, Inc. (a)	10,149,399
19,230	XL Group PLC, Class A	619,975
		13,088,836
	Internet & Catalog Retail – 0.9%
17,500	Amazon.com, Inc. (a)(b)	5,477,325
	Internet Software & Services – 2.0%
	Google, Inc. (b),
10,800	Class A	6,259,140
10,800	Class C	6,173,280
		12,432,420

July 31, 2014 | Semi-Annual Report  19

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
	IT Services – 2.1%
42,400	International Business Machines Corp.	$8,126,808
26,100	Visa, Inc., Class A	5,507,361
		13,634,169
	Machinery – 3.5%
170,200	AGCO Corp.	8,290,442
94,500	Deere & Co.	8,042,895
96,200	Joy Global, Inc.	5,700,812
		22,034,149
	Media – 1.2%
78,300	Comcast Corp., Class A	4,207,059
37,100	The Walt Disney Co.	3,186,148
		7,393,207
	Metals & Mining – 1.4%
155,800	Freeport-McMoRan Copper & Gold, Inc.	5,798,876
134,488	Steel Dynamics, Inc.	2,852,491
		8,651,367
	Multiline Retail – 1.3%
135,700	Target Corp.	8,086,363
	Multi-Utilities – 0.2%
28,169	PG&E Corp.	1,258,309
	Oil, Gas & Consumable Fuels – 3.1%
29,155	Apache Corp.	2,993,052
83,400	Occidental Petroleum Corp.	8,149,014
129,500	Peabody Energy Corp.	1,964,515
127,700	Valero Energy Corp.	6,487,160
		19,593,741
	Pharmaceuticals – 1.5%
161,900	Bristol-Myers Squibb Co.	8,195,378
26,846	Teva Pharmaceutical Industries Ltd., ADR	1,436,261
		9,631,639
	Semiconductors & Semiconductor Equipment – 3.2%
306,300	Intel Corp.	10,380,507
218,100	Texas Instruments, Inc.	10,087,125
		20,467,632
	Software – 3.5%
281,700	Microsoft Corp.	12,158,172
254,000	Oracle Corp.	10,259,060
		22,417,232
	Specialty Retail – 0.9%
73,400	Home Depot, Inc.	5,934,390
Total Common Stock (cost-$470,634,472)		419,327,835

20  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
Convertible Preferred Stock – 25.2%
	Aerospace & Defense – 0.8%
88,250	United Technologies Corp., 7.50%, 8/1/15	$5,234,990
	Airlines – 0.7%
97,000	Continental Airlines Finance Trust II, 6.00%, 11/15/30	4,792,401
	Automobiles – 0.8%
60,000	Escrow GM Corp., 7/15/33 (b)(c)	–
149,215	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (d)	5,024,815
		5,024,815
	Capital Markets – 0.0%
	Escrow Lehman Brothers Holdings, Inc. (b)(c)(e),
42,200	6.00%, 10/12/10, Ser. GIS	–
42,700	28.00%, 3/6/09, Ser. RIG	–
		–
	Commercial Banks – 2.5%
3,050	Huntington Bancshares, Inc., 8.50%, (f)	4,056,500
124,870	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup Inc.) (d)	5,991,013
5,000	Wells Fargo & Co., 7.50%, Ser. L (f)	6,050,000
		16,097,513
	Diversified Financial Services – 0.9%
4,825	Bank of America Corp., 7.25%, Ser. L (f)	5,572,875
	Electric Utilities – 1.3%
105,000	Exelon Corp., 6.50%, 6/1/17	5,155,500
47,900	NextEra Energy, Inc., 5.599%, 6/1/15	3,003,330
		8,158,830
	Energy Equipment & Services – 2.2%
112,460	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (d)	7,204,188
113,965	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (d)	6,492,586
		13,696,774
	Food Products – 1.0%
48,800	Bunge Ltd., 4.875%, (f)	5,206,960
31,430	Tyson Foods, Inc., 4.75%, 7/15/17	1,527,498
		6,734,458
	Health Care Equipment & Supplies – 0.5%
51,500	Credit Suisse AG, 8.00%, 6/23/15 (Medtronic, Inc.) (d)	3,180,640
	Health Care Providers & Services – 1.0%
107,100	JPMorgan Chase & Co., 8.00%, 5/5/15 (HCA Holdings, Inc.) (d)	6,256,782
	Insurance – 0.9%
189,400	MetLife, Inc., 5.00%, 10/8/14	5,731,244

July 31, 2014 | Semi-Annual Report  21

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Shares		Value
	Machinery – 1.1%
	Stanley Black & Decker, Inc.,
25,400	4.75%, 11/17/15	$3,331,210
29,415	6.25%, 11/17/16	3,335,661
		6,666,871
	Metals & Mining – 1.1%
178,300	ArcelorMittal, 6.00%, 1/15/16	4,142,694
161,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	2,595,320
		6,738,014
	Multiline Retail – 1.0%
111,600	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy’s) (d)	6,064,567
	Multi-Utilities – 0.5%
58,650	AES Trust III, 6.75%, 10/15/29	2,994,669
	Oil, Gas & Consumable Fuels – 1.7%
25,000	ATP Oil & Gas Corp., 8.00%, 10/1/14 (b)(e)(f)(g)(h)	2,500
34,050	Chesapeake Energy Corp., 5.00% (f)	3,462,459
59,825	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (d)	5,602,013
15,000	SandRidge Energy, Inc., 7.00% (f)	1,530,000
		10,596,972
	Pharmaceuticals – 1.9%
49,900	Bank of America Corp., 8.00%, 2/10/15 (Allergan, Inc.) (d)	6,870,731
111,040	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (d)	5,214,438
		12,085,169
	Real Estate Investment Trust – 2.5%
131,200	Alexandria Real Estate Equities, Inc., 7.00%, (f)	3,602,752
98,900	FelCor Lodging Trust, Inc., 1.95%, Ser. A (f)	2,492,280
75,000	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	4,349,250
103,455	Weyerhaeuser Co., 6.375%, 7/1/16	5,588,639
		16,032,921
	Semiconductors & Semiconductor Equipment – 0.8%
173,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (d)	5,350,890
	Specialty Retail – 1.1%
5,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (g)(h)	6,801,563
	Technology Hardware, Storage & Peripherals – 0.9%
9,325	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.) (d)	5,894,053
Total Convertible Preferred Stock (cost-$163,276,756)		159,707,011

22  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
	Convertible Bonds & Notes – 7.8%
	Biotechnology – 0.0%
$150	Dendreon Corp., 2.875%, 1/15/16	$103,594
	Capital Markets – 1.2%
2,900	Ares Capital Corp., 5.75%, 2/1/16	3,101,187
3,370	BGC Partners, Inc., 4.50%, 7/15/16	3,620,644
1,200	Walter Investment Management Corp., 4.50%, 11/1/19	1,113,000
		7,834,831
	Construction Materials – 0.6%
3,375	Cemex S.A.B. de C.V., 4.875%, 3/15/15	4,043,672
	Diversified Telecommunications Services – 0.2%
920	Level 3 Communications, Inc., 7.00%, 3/15/15	1,529,500
	Hotels, Restaurants & Leisure – 0.7%
2,995	MGM Resorts International, 4.25%, 4/15/15	4,453,191
	Internet Software & Services – 0.3%
1,400	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (g)(h)	1,573,250
	Machinery – 2.3%
3,315	Greenbrier Cos, Inc., 3.50%, 4/1/18	6,083,025
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (i)	3,253,125
1,000	7.875%, 3/1/26	1,588,750
3,450	Navistar International Corp., 3.00%, 10/15/14	3,497,437
		14,422,337
	Marine – 0.3%
1,650	DryShips, Inc., 5.00%, 12/1/14	1,647,937
	Media – 0.6%
6,200	Liberty Interactive LLC, 3.50%, 1/15/31	3,522,375
	Oil, Gas & Consumable Fuels – 0.8%
	Cobalt International Energy, Inc.,
1,750	2.625%, 12/1/19	1,557,500
1,550	3.125%, 5/15/24	1,529,656
3,250	Endeavour International Corp., 5.50%, 7/15/16	1,657,500
		4,744,656
	Software – 0.5%
3,125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,078,125
	Thrifts & Mortgage Finance – 0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	220,875
	Tobacco – 0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20	1,824,313
Total Convertible Bonds & Notes (cost-$44,507,001)		48,998,656

July 31, 2014 | Semi-Annual Report  23

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Units		Value
WARRANTS (b) – 0.0%
11,116	General Motors Co., expires 7/10/16 (cost-$775,632)	$230,379

Principal Amount (000s)
Short-Term Investment – 0.5%
	Time Deposit – 0.5%
$3,256	The Bank of New York Mellon Corp.-Grand Cayman, 0.03%, 8/1/14 (cost-$3,255,555)	3,255,555
Total Investments, before call options written (cost-$682,449,416) – 99.7%		631,519,436

Contracts
Call Options Written (b) – (0.0)%
	Amazon.com, Inc., (ASE),
35	strike price $395, expires 8/16/14	(157)
	Amgen, Inc., (ASE),
180	strike price $127, expires 8/16/14	(41,400)
	Apple, Inc., (ASE),
660	strike price $103, expires 8/16/14	(9,240)
	Disney Walt Co., (ASE),
185	strike price $90, expires 8/16/14	(4,718)
	EMC Corp., (ASE),
2,050	strike price $31, expires 9/20/14	(63,550)
	Gilead Sciences, Inc., (ASE),
900	strike price $95, expires 8/16/14	(72,000)
	Google, Inc., (ASE),
65	strike price $615, expires 9/20/14	(34,775)
	Prudential Financial, Inc., (ASE),
725	strike price $95, expires 8/16/14	(11,600)
	Qualcomm, Inc., (ASE),
640	strike price $82.50, expires 8/16/14	(1,600)
	Valero Energy Corp., (ASE),
650	strike price $55, expires 9/20/14	(43,225)
	Walgreen Co., (ASE),
520	strike price $79, expires 8/16/14	(17,160)
Total Call Options Written (premiums received-$420,426)		(299,425)
Total Investments, net of call options written (cost-$682,028,990) – 99.7%		631,220,011
Other assets less other liabilities – 0.3%		1,935,978
Net Assets – 100.0%		$633,155,989

24  Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Fair-Valued–Securities with an aggregate value of $0. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(d)         Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)          In default.

(f)           Perpetual maturity. The date shown, if any, is the next call date.

(g)          Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,377,313, representing 1.3% of net assets.

(h)         144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)             Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j)            Transactions in call options written for the six months ended July 31, 2014:

	Contract	s	Premium	s
Options outstanding, January 31, 2014	3,830		$220,497
Options written	24,220		1,277,824
Options terminated in closing transactions	(6,275)		(248,675)
Options expired	(15,165)		(829,220)
Options outstanding, July 31, 2014	6,610		$420,426

(k)         Fair Value Measurements–See Note 1(b) in Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities – Assets
Common Stock	$419,327,835	$–	$–	$419,327,835
Convertible Preferred Stock:
Airlines	–	4,792,401	–	4,792,401
Automobiles	–	–	5,024,815	5,024,815
Capital Markets	–	–	–*	–	*
Commercial Banks	10,106,500	–	5,991,013	16,097,513
Energy Equipment & Services	–	–	13,696,774	13,696,774
Health Care Equipment & Supplies	–	–	3,180,640	3,180,640
Health Care Providers & Services	–	–	6,256,782	6,256,782
Metals & Mining	2,595,320	4,142,694	–	6,738,014
Multiline Retail	–	–	6,064,567	6,064,567
Oil, Gas & Consumable Fuels	–	4,994,959	5,602,013	10,596,972
Pharmaceuticals	–	–	12,085,169	12,085,169
Semiconductors & Semiconductor Equipment	–	–	5,350,890	5,350,890
Technology Hardware, Storage & Peripherals	–	–	5,894,053	5,894,053
All Other	63,928,421	–	–	63,928,421
Convertible Bonds & Notes	–	48,998,656	–	48,998,656
Warrants	230,379	–	–	230,379
Short-Term Investment	–	3,255,555	–	3,255,555
	496,188,455	66,184,265	69,146,716	631,519,436

July 31, 2014 | Semi-Annual Report  25

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(299,425)	$–	$–	$(299,425)
Totals	$495,889,030	$66,184,265	$69,146,716	$631,220,011

At July 31, 2014, the Fund had no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2014, was as follows:

	Beginning Balance 1/31/14	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance 7/31/14
Investments in Securities – Assets
Convertible Preferred Stock:
Automobiles	$ 3,604,568	$ 1,942,605	$–	$–	$–	$(522,358)	$–	$–	$5,024,815
Biotechnology	4,170,353	–	(4,022,539)	–	622,697	(770,511)	–	–	–
Capital Markets	143,646	–	–	–	–	(143,646)	–	–	–	*
Commercial Banks	5,469,485	838,733	–	–	–	(317,205)	–	–	5,991,013
Computers & Peripherals	3,287,138	2,213,120	(5,714,141)	–	–	213,883	–	–	–
Energy Equipment & Services	5,235,552	7,034,561	–	–	–	1,426,661	–	–	13,696,774
Health Care Equipment & Supplies	–	3,340,805	–	–	–	(160,165)	–	–	3,180,640
Health Care Providers & Services	–	5,688,595	–	–	–	568,187	–	–	6,256,782
Household Durables	5,724,938	–	(5,846,907)	–	–	121,969	–	–	–
Insurance	4,310,970	–	(4,479,313)	–	356,502	(188,159)	–	–	–
Internet & Catalog Retail	5,736,202	–	(5,696,806)	–	720,131	(759,527)	–	–	–
Multiline Retail	5,989,572	–	–	–	–	74,995	–	–	6,064,567
Oil, Gas & Consumable Fuels	–	5,729,078	–	–	–	(127,065)	–	–	5,602,013
Pharmaceuticals	–	11,303,435	–	–	–	781,734	–	–	12,085,169
Semiconductors & Semiconductor Equipment	–	5,610,286	–	–	–	(259,396)	–	–	5,350,890
Technology, Hardware, Storage & Peripherals	–	5,593,384	–	–	–	300,669	–	–	5,894,053
Totals	$43,672,424	$49,294,602	$(25,759,706)	$–	$1,699,330	$ 240,066	$–	$–	$69,146,716

*    Includes securities fair valued at $0.

26 Semi-Annual Report | July 31, 2014

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited) (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments held at July 31, 2014 was $1,622,411. Net realized gain (loss) and change in unrealized appreciation/depreciation is reflected on the Statements of Operations.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2014:

	Ending Balance at 7/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Convertible Preferred Stock	$69,146,716	Third-Party Pricing Vendor	Single Broker Quote	$30.93 – $632.07

(l)  The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at July 31, 2014:

Location	Market Price
Liability derivatives:
Call options written, at value	$(299,425)

The effect of derivatives on the Fund’s Statement of Operations for the six months ended July 31, 2014:

Location	Market Price
Net realized gain on:
Call options written	$55,420
Net change in unrealized appreciation/depreciation of:
Call options written	$41,079

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended July 31, 2014 was 5,677 call options written contracts.

Glossary :

ADR	- American Depositary Receipt
ASE	- American Stock Exchange
REIT	- Real Estate Investment Trust

See accompanying Notes to Financial Statements | July 31, 2014 | Semi-Annual Report 27

Statements of Assets and Liabilities

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

	Dividend, Interest & Premium Strategy	Equity & Convertible Income
Assets:
Investments, at value (cost-$1,665,025,379 and $682,449,416, respectively)	$1,771,991,763	$631,519,436
Receivable for investments sold	14,064,304	2,503,827
Dividends and interest receivable	5,274,075	1,641,327
Prepaid expenses	42,428	21,652
Total Assets	1,791,372,570	635,686,242

Liabilities:
Payable for investments purchased	27,096,028	1,560,098
Call options written, at value (premiums received-$11,656,755 and $420,426, respectively)	7,636,910	299,425
Investment management fees payable	1,361,122	547,987
Accrued expenses	476,154	122,743
Total Liabilities	36,570,214	2,530,253
Net Assets	$1,754,802,356	$633,155,989

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,661,924 and 27,708,965 shares issued and outstanding, respectively)	$947	$277
Paid-in-capital in excess of par	1,890,211,254	672,310,676
Undistributed (dividends in excess of) net investment income	(68,549,436)	6,101,331
Accumulated net realized gain (loss)	(177,846,638)	5,554,118
Net unrealized appreciation/depreciation	110,986,229	(50,810,413)
Net Assets	$1,754,802,356	$633,155,989
Net Asset Value Per Share	$18.54	$22.85

28 Semi-Annual Report | July 31, 2014 | See accompanying Notes to Financial Statements

Statements of Operations

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

AllianzGI Equity & Convertible Income Fund

Six Months ended July 31, 2014 (unaudited)

	Dividend, Interest & Premium Strategy	Equity & Convertible Income
Investment Income:
Dividends (net of foreign withholding taxes of $820,854 and $2,871, respectively)	$24,396,545	$9,533,257
Interest	4,631,682	1,463,755
Miscellaneous	149,625	–
Total Investment Income	29,177,852	10,997,012

Expenses:
Investment management	7,859,421	3,114,086
Custodian and accounting agent	169,804	64,621
Shareholder communications	76,280	40,170
Audit and tax services	46,743	38,800
New York Stock Exchange listing	45,479	18,515
Trustees’	41,603	13,090
Legal	30,215	55,116
Insurance	22,491	8,363
Transfer agent	13,110	13,110
Miscellaneous	22,871	2,748
Total Expenses	8,328,017	3,368,619

Net Investment Income	20,849,835	7,628,393

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	44,610,473	27,771,214
Call options written	(19,065,992)	55,420
Foreign currency transactions	–	143
Payments from affiliates (See Note 7)	1,272,737	15,346
Net change in unrealized appreciation/depreciation of:
Investments	72,659,564	9,377,040
Call options written	(2,521,085)	41,079
Foreign currency transactions	–	(1,301)
Net realized and change in unrealized gain	96,955,697	37,258,941
Net Increase in Net Assets Resulting from Investment Operations	$117,805,532	$44,887,334

See accompanying Notes to Financial Statements | July 31, 2014 | Semi-Annual Report 29

Statements of Changes in Net Assets

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

AllianzGI Equity & Convertible Income Fund

Dividend, Interest & Premium Strategy:

	Six Months ended July 31, 2014 (unaudited)	Year ended January 31, 2014
Investment Operations:
Net investment income	$20,849,835	$46,222,619
Net realized gain (loss)	26,817,218	(22,095,660)
Net change in unrealized appreciation/depreciation	70,138,479	172,847,005
Net increase in net assets resulting from investment operations	117,805,532	196,973,964

Dividends and Distributions to Shareholders from:
Net investment income	(85,071,893)	(51,191,451)
Return of capital	–	(118,952,335)
Total dividends and distributions to shareholders	(85,071,893)	(170,143,786)

Capital Share Transactions:
Reinvestment of dividends	2,579,973	–
Total increase in net assets	35,313,612	26,830,178

Net Assets:
Beginning of period	1,719,488,744	1,692,658,566
End of period*	$1,754,802,356	$1,719,488,744
*Including dividends in excess of net investment income of:	$(68,549,436)	$(4,327,378)
Shares Issued in Reinvestment of Dividends and Distributions	137,599	–

Equity & Convertible Income:
	Six Months ended July 31, 2014 (unaudited)	Year ended January 31, 2014
Investment Operations:
Net investment income	$7,628,393	$11,370,766
Net realized gain	27,842,123	23,492,958
Net change in unrealized appreciation/depreciation	9,416,818	32,887,910
Net increase in net assets resulting from investment operations	44,887,334	67,751,634

Dividends and Distributions to Shareholders from:
Net investment income	–	(20,570,690)
Net realized gains	(15,517,020)	(9,763,007)
Total dividends and distributions to shareholders	(15,517,020)	(30,333,697)

Capital Share Transactions:
Issued in reorganization (See Note 8)	–	117,984,152
Total increase in net assets	29,370,314	155,402,089

Net Assets:
Beginning of period	603,785,675	448,383,586
End of period*	$633,155,989	$603,785,675
*Including undistributed (dividends in excess of) net investment income of:	$6,101,331	$(1,527,062)

30 Semi-Annual Report | July 31, 2014 | See accompanying Notes to Financial Statements

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund (“Dividend, Interest & Premium Strategy”) and AllianzGI Equity & Convertible Income Fund (Equity & Convertible Income”) (each a “Fund” and collectively the “Funds”) were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P., (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. Under normal market conditions the Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its objective by investing in a diversified portfolio of equity securities and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund as well as on equity indexes.

There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

July 31, 2014 | Semi-Annual Report 31

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager, and to NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors U.S. LLC (“Allianz Global Investors”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”), affiliates of the Investment Manager. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continued appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value investments may differ from the value that

32 Semi-Annual Report | July 31, 2014

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

would be realized if the investments were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the six months ended July 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the

July 31, 2014 | Semi-Annual Report 33

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts – Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Conversion premium is not amortized. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, and then are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends. Consent fees relating to corporate actions are recorded as miscellaneous income upon receipt. Payments received on synthetic convertible securities are generally included in dividends. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment

34 Semi-Annual Report | July 31, 2014

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. In accordance with provisions set forth under U.S. GAAP, the Investment Manager has reviewed the Funds’ tax positions for all open tax years. As of July 31, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Funds declare dividends and distributions on a quarterly basis. These dividends and distributions may be comprised in varying proportions of net investment income, gains from option premiums and the sale of portfolio securities and return of capital. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains or return of capital is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions to shareholders from return of capital. At July 31, 2014, it is anticipated that Dividend, Interest & Premium Strategy will have a return of capital at fiscal year-end.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

(g) Warrants

The Funds may receive warrants. Warrants are securities that are usually issued together

July 31, 2014 | Semi-Annual Report 35

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Funds to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. Interest rate changes can be sudden and unpredictable, and a Fund may lose money as a result of movements in interest rates. A Fund may not be able to hedge against changes in interest rates or may choose not to

36 Semi-Annual Report | July 31, 2014

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

2. Principal Risks (continued)

do so for cost or other reasons. In addition, any hedges may not work as intended.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, adverse changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to credit markets or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Advisers seek to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. A Fund may incur additional

July 31, 2014 | Semi-Annual Report 37

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

2. Principal Risks (continued)

expenses to the extent it is required to seek recovery upon a portfolio security’s default in the payment of principal or interest. In any bankruptcy proceeding relating to a defaulted investment, a Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

Equity & Convertible Income held convertible securities with a Lehman Brothers entity as counterparty at the time the relevant Lehman Brothers entity filed for protection. The underlying securities were subsequently moved to escrow.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges,” and those that do not qualify for such accounting. Although the Funds at times use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions

The Funds write (sell) call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as call options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

4. Investment Manager/Sub-Advisers

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to its Agreement, Dividend,

38 Semi-Annual Report | July 31, 2014

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

4. Investment Manager/Sub-Advisers (continued)

Interest & Premium Strategy pays the Investment Manager an annual fee, payable monthly, at an annual rate of 0.90% of its average daily total managed assets. Pursuant to its Agreement, Equity & Convertible Income pays the Investment Manager an annual fee, payable monthly, at an annual rate of 1.00% of its average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing any borrowings).

The Investment Manager has retained the Sub-Advisers to manage Dividend, Interest & Premium Strategy. NFJ manages the equity component of the Fund and Allianz Global Investors manages the convertible and index option strategy components of the Fund. Allianz Global Investors serves as the sole sub-adviser to Equity & Convertible Income. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Advisers in return for their services.

5. Investments in Securities

For the six months ended July 31, 2014, purchases and sales of investments, other than short-term securities were:

	Dividend, Interest & Premium Strategy	Equity & Convertible Income
Purchases	$420,294,725	$238,852,832
Sales	440,041,175	216,479,264

6. Income Tax Information

At July 31, 2014, the cost basis and the net unrealized appreciation/(depreciation) of portfolio securities (before call options written) for federal income tax purposes were as follows:

	Federal Tax Cost Basis (1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dividend, Interest & Premium Strategy	$1,666,010,996	$218,632,347	$112,651,580	$105,980,767
Equity & Convertible Income	682,604,103	26,127,527	77,212,194	(51,084,667)

(1)  The difference between book and tax cost, if any, was attributable to wash sale loss deferrals.

7. Payments from Affiliates

During the six months ended July 31, 2014, Allianz Global Investors reimbursed Dividend, Interest & Premium Strategy and Equity & Convertible Income $1,272,737 and $15,346 (of which $4,775 pertained to AllianzGI Global Equity & Convertible Income Fund), respectively, for realized losses resulting from trading errors.

July 31, 2014 | Semi-Annual Report  39

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

8. Reorganization

On September 24, 2013, the Boards of Trustees of Equity & Convertible Income (“NIE”) and AllianzGI Global Equity & Convertible Income Fund (“NGZ”) approved the reorganization of NGZ into NIE, pursuant to which NIE would continue as the surviving fund (the “Reorganization”). At a shareholder meeting on January 14, 2014, shareholders of NIE and NGZ approved the Reorganization, and shareholders of NIE approved the issuance of additional shares of NIE in connection with the Reorganization.

Prior to the opening of business on January 27, 2014, NIE acquired all assets and assumed the liabilities of NGZ. The effect of the transaction was to combine two funds managed by the Investment Manager, and sub-advised by Allianz Global Investors, with comparable investment objectives and strategies. The Reorganization was accomplished by a tax-free exchange of shares of NGZ, valued at $117,984,152 in total, for shares of NIE as follows:

Fund	NAV/Share	Conversion ($) Ratio	Shares Issued
AllianzGI Equity & Convertible Income Fund (NIE)	$21.82961	N/A	5,404,776
AllianzGI Global Equity & Convertible Income Fund (NGZ)	$16.80705	0.76991984	N/A

Pursuant to the Reorganization, each shareholder of NGZ received shares of NIE in an amount equal to the aggregate NAV of such shareholder’s shares of NGZ, as determined at the close of business on January 24, 2014. Cash was distributed for any fractional shares.

The investment portfolio of NGZ, with a market value of $79,732,908 and identified cost of $91,487,651 at January 24, 2014, was the principal asset acquired by NIE. For financial reporting purposes, assets received and shares issued by NIE were recorded at net asset value; however, the cost basis of the investments received from NGZ was carried forward to align ongoing reporting of NIE’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, NIE’s net assets were $486,891,792. NGZ’s net unrealized depreciation at the reorganization date was $11,754,743.

Assuming the reorganization had been completed on February 1, 2013, the beginning of NIE’s annual reporting period, NIE’s pro forma results of operations for the year ended January 31, 2014, would be as follows:

Net Investment Income	$13,681,496
Net Realized and Change in Unrealized Gain (Loss)	68,934,601
Net Increase in Net Assets Resulting from Operations	82,616,097

40  Semi-Annual Report | July 31, 2014

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

July 31, 2014 (unaudited)

9. Subsequent Events

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On September 5, 2014, the following quarterly distributions were declared to shareholders, payable September 26, 2014 to shareholders of record on September 15, 2014:

Dividend, Interest & Premium Strategy	$0.45 per share
Equity & Convertible Income	$0.38 per share

There were no other subsequent events identified that require recognition or disclosure.

July 31, 2014 | Semi-Annual Report  41

Financial Highlights

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

For a share outstanding throughout each period:

	Six Months ended July 31, 2014		Year ended January 31
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$18.19		$17.91		$18.06	$19.12	$17.30	$14.12
Investment Operations:
Net investment income	0.22		0.49		0.53	0.52	0.64	0.61
Net realized and change in unrealized gain	1.03		1.59		1.12	0.22	2.08	3.17
Total from investment operations	1.25		2.08		1.65	0.74	2.72	3.78
Dividends and Distributions to Shareholders from:
Net investment income	(0.90)		(0.54)		(0.67)	(0.56)	(0.90)	(0.60)
Net realized gains	–		–		–	(0.85)	–	–
Return of capital	–		(1.26)		(1.13)	(0.39)	–	–
Total dividends and distributions to shareholders	(0.90)		(1.80)		(1.80)	(1.80)	(0.90)	(0.60)
Net asset value, end of period	$18.54	(1)	$18.19		$17.91	$18.06	$19.12	$17.30
Market price, end of period	$18.42		$17.86		$16.65	$17.30	$17.60	$14.50
Total Investment Return (2)	8.19%		18.83%		6.83%	9.07%	28.20%	17.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,754,802		$1,719,489		$1,692,659	$1,706,770	$1,807,672	$1,635,728
Ratio of expenses to average net assets	0.95	%(3)	0.94	%(4)	0.97%	0.97%	0.97%	0.98%
Ratio of net investment income to average net assets	2.39	%(3)	2.69	%(4)	2.97%	2.83%	3.54%	3.95%
Portfolio turnover rate	25%		48%		46%	50%	65%	57%

(1)         Payment from affiliates increased the net asset value by $0.02.

(2)         Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for less than one year is not annualized.

(3)         Annualized.

(4)         Inclusive of reimbursement from Investment Manager of 0.02%.

42  Semi-Annual Report | July 31, 2014 | See accompanying Notes to Financial Statements

Financial Highlights

AllianzGI Equity & Convertible Income Fund

For a share outstanding throughout each period:

	Six Months ended July 31, 2014		Year ended January 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$21.79		$20.10		$19.28	$20.28	$17.58	$13.41
Investment Operations:
Net investment income	0.28		0.56		0.39	0.36	0.40	0.40
Net realized and change in unrealized gain (loss)	1.34		2.49		1.55	(0.24)	3.42	4.89
Total from investment operations	1.62		3.05		1.94	0.12	3.82	5.29
Dividends and Distributions to Shareholders from:
Net investment income	–		(0.92)		(0.28)	(0.46)	(0.41)	(0.99)
Net realized gains	(0.56)		(0.44)		(0.84)	(0.66)	(0.71)	–
Return of capital	–		–		–	–	–	(0.13)
Total dividends and distributions to shareholders	(0.56)		(1.36)		(1.12)	(1.12)	(1.12)	(1.12)
Net asset value, end of period	$22.85	(1)	$21.79		$20.10	$19.28	$20.28	$17.58
Market price, end of period	$19.87		$18.73		$17.91	$17.22	$19.30	$15.83
Total Investment Return (2)	9.09%		12.35%		10.92%	(4.85)%	30.16%	30.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$633,156		$603,786		$448,384	$430,095	$452,406	$392,092
Ratio of expenses to average net assets	1.08	%(3)	1.09	%(4)	1.09%	1.08%	1.10%	1.10%
Ratio of net investment income to average net assets	2.45	%(3)	2.39	%(4)	2.06%	1.87%	2.16%	2.54%
Portfolio turnover rate	35%		82%		122%	118%	168%	94%

(1)         Payment from affiliates increased the net asset value by less than $0.01.

(2)         Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for less than one year is not annualized.

(3)         Annualized.

(4)         Inclusive of Reimbursement from Investment Manager of 0.02%.

See accompanying Notes to Financial Statements | July 31, 2014 | Semi-Annual Report  43

Annual Shareholder Meeting Results/Proxy Voting Policies &
Procedures/Changes in Investment Policy (unaudited)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

Annual Shareholder Meeting Results:

The Funds held their meeting of shareholders on July 17, 2014. Shareholders voted as indicated below:

Dividend, Interest & Premium Strategy:

	Affirmative	Withheld Authority
Re-election of Alan Rappaport – Class III to serve until the annual meeting for the 2017-2018 fiscal year	83,237,097	1,672,738

Re-election of John C. Maney† – Class III to serve until the annual meeting for the 2017-2018 fiscal year	83,246,744	1,663,091

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Hans W. Kertess, James A. Jacobson, Bradford K. Gallagher, and William B. Ogden, IV continued to serve as Trustees of the Fund.

______________

†  Interested Trustee

Equity & Convertible Income:

	Affirmative	Withheld Authority
Re-election of Hans W. Kertess – Class I to serve until the annual meeting for the 2017-2018 fiscal year	22,666,214	2,214,678

Re-election of William B. Ogden, IV – Class I to serve until the annual meeting for the 2017-2018 fiscal year	22,679,440	2,201,452

Re-election of Alan Rappaport – Class I to serve until the annual meeting for the 2017-2018 fiscal year	22,681,801	2,199,091

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Bradford K. Gallagher, James A. Jacobson and John C. Maney† continued to serve as Trustees of the Fund.

______________

†  Interested Trustee

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at us.allianzgi.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Changes in Investment Policy – Equity & Convertible Income

Effective March 11, 2014, Equity & Convertible Income rescinded its non-fundamental investment policy to maintain a weighted average maturity typically ranging from five to ten years with respect to the portion of its portfolio allocated to income-producing convertible securities.

44  Semi-Annual Report | July 31, 2014

Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Investment Management Agreement with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreements between the Investment Manager and the applicable Sub-Advisers (the “Sub-Advisory Agreements,” and together with the Advisory Agreements, the “Agreements”). The Trustees met in person on June 23-24, 2014 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”), an independent third party, on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with investment classifications/objectives comparable to those of the Funds identified by Lipper (the “Lipper performance universe”) and with respect to NFJ only, the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees for other funds and accounts managed by the Investment Manager and/or the Sub-Advisers with strategies that have similarities (but none of which are substantially similar) to those of the Funds, (iv) the estimated profitability to the Investment Manager from its relationship with the Funds for the one year period ended December 31, 2013, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing

July 31, 2014 | Semi-Annual Report  45

Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees recognized that the fee arrangements for the Funds are in many cases the result of review and discussion in prior years between the Independent Trustees and the Investment Manager, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Fund-specific performance results for the Funds reviewed by the Trustees are discussed below. The comparative performance information was prepared and provided by Lipper and was not independently verified by the Trustees. The Trustees reviewed, among other information, comparative information showing performance of each Fund against its respective Lipper performance universe for the one-year, three-year and five-year periods ended March 31, 2014.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high-quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; and the capability of the senior management and staff of the Investment Manager and the Sub-Advisers. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to

46  Semi-Annual Report | July 31, 2014

Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

meet any reasonably foreseeable obligations under the Agreements.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of peer expense groups of funds based on information provided by Lipper. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and were not independently verified by the Trustees.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance and management fee and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee (recognizing that their management fee includes a component for administrative services), it was not clear in all cases whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements (although none exist for the Funds).

Dividend, Interest & Premium Strategy

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of six closed-end funds, including the Fund. The Trustees noted that only non-leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the six funds in the expense group ranged from $287.2 million to $1.717 billion, and that no funds in the group were larger in asset size than the Fund. The Trustees also noted that the Fund was ranked second out of six funds in the expense group for total expense ratio based on common share assets and third out of six funds in the expense group for actual management fees based on common share assets (with funds ranked first having the lowest fees/expenses and ranked sixth having the highest fees/expenses in the expense group).

With respect to Fund total return performance relative to its Lipper performance universe (based on net asset value), the Trustees noted that the Fund had third quintile performance for the one-year period, fourth quintile performance for the three-year period and second quintile performance for the five-year period ended March 31, 2013.

Equity & Convertible Income

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of seven closed-end funds, including the Fund. The Trustees noted that only non-leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the seven funds in the expense group ranged from $226.9 million to $636.8 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fourth out of seven funds in the

July 31, 2014 | Semi-Annual Report  47

Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

expense group both for total expense ratio based on common share assets and for actual management fees based on common share assets (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the expense group).

With respect to Fund total return performance relative to its Lipper performance universe (based on net asset value), the Trustees noted that the Fund ranked first out of four funds for the one-year, three-year and five-year periods ended March 31, 2014.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees were advised that the Investment Manager and the Sub-Advisers do not manage any funds or accounts, including institutional or separate accounts, with investment strategies and return profiles similar to those of the Funds. However, the Trustees considered the management fees charged by the Investment Manager and/or Sub-Advisers to other funds and accounts with strategies that have similarities (but none of which are substantially similar) to those of the Funds, including open-end funds and, in some cases, separate accounts, advised by the Sub-Advisers. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by such separate account clients. However, the Trustees were advised by the Sub-Advisers that they generally provide broader and more extensive services to the Funds in comparison to separate accounts, and incur additional expenses in connection with the more extensive regulatory regime to which the Funds are subject in comparison to separate accounts generally. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised by the Investment Manager that there are additional portfolio management challenges in managing the Funds, such as attempting to meet a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability to the Investment Manager from its relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) principally through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Funds.

48  Semi-Annual Report | July 31, 2014

Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited) (continued)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
AllianzGI Equity & Convertible Income Fund

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under each Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by the Investment Manager or Sub-Adviser, as the case may be. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements with respect to each Fund was in the interests of the Fund and its shareholders, and should be approved.

July 31, 2014 | Semi-Annual Report  49

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52  Semi-Annual Report | July 31, 2014

Trustees	Investment Manager
Hans W. Kertess	Allianz Global Investors Fund Management LLC
Chairman of the Board of Trustees	1633 Broadway
Deborah A. DeCotis	New York, NY 10019
Bradford K. Gallagher
James A. Jacobson	Sub-Advisors
John C. Maney	Allianz Global Investors U.S. LLC
William B. Ogden, IV	1633 Broadway
Alan Rappaport	New York, NY, 10019

Fund Officers	NFJ Investment Group LLC
Julian Sluyters	2100 Ross Avenue, Suite 700
President & Chief Executive Officer	Dallas, TX 75201
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer	Custodian & Accounting Agent
Thomas J. Fuccillo	Brown Brothers Harriman & Co.
Vice President, Secretary & Chief Legal Officer	50 Post Office Square
Scott Whisten	Boston, MA 02110
Assistant Treasurer
Richard J. Cochran	Transfer Agent, Dividend Paying Agent and Registrar
Assistant Treasurer	American Stock Transfer & Trust Company, LLC
Orhan Dzemaili	6201 15th Avenue
Assistant Treasurer	Brooklyn, NY 11219
Thomas L. Harter
Chief Compliance Officer	Independent Registered Public Accounting Firm
Lagan Srivastava	PricewaterhouseCoopers LLP
Assistant Secretary	300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AllianzGI NFJ Dividend, Interest & Premium Strategy Fund and AllianzGI Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at us.allianzgi.com/closedendfunds.

Information on the Funds is available at us.allianzgi.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

AGI-2014-08-06-10323

Allianz Global Investors Distributors LLC	AZ601SA_073114

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not Applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 1, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer,
Principal Financial & Accounting Officer

Date: October 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 1, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer,
Principal Financial & Accounting Officer

Date: October 1, 2014